Subsequent Event (Details)	1 Months Ended		12 Months Ended
	Feb. 29, 2020 USD ($) shares	Jan. 31, 2020 USD ($) Individuals shares	Dec. 31, 2019 USD ($) Individuals	Apr. 04, 2020 USD ($)
Subsequent Event [Line Items]
Subsequent events, description			In the first three months of 2020, two notes with principal balances of $50,000 each were paid off for a total of $108,000.
Non Affiliated Individuals [Member] | 10% Promissory Notes [Member]
Subsequent Event [Line Items]
Contribution of capital individual			$ 2,350,000
Non-affiliated individuals | Individuals			11
Subsequent Event [Member] | Phase I [Member]
Subsequent Event [Line Items]
Contract amount				$ 165,920
Subsequent Event [Member] | Non Affiliated Individuals [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Contribution of capital individual	$ 10,000	$ 603,000
Number of shares issued (in shares) | shares	1,700,000	2,010,000
Non-affiliated individuals | Individuals		5
Subsequent Event [Member] | Non Affiliated Warrant [Member
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares		25,000